Segment Information (Tables)	12 Months Ended
Dec. 31, 2024
Segment Information [Abstract]
Schedule of Information by Segment

The following tables present summary information by segment:

	Market data services and consulting services	Introducing broker services	Unallocated	Total
Year Ended December 31, 2024
REVENUE	$-	$1,868,333	$-	$1,868,333

GROSS PROFIT	$-	$1,525,250	$-	$1,525,250

NET INCOME (LOSS)	$-	$971,425	$(92,139,705)	$(91,168,280)

DEPRECIATION AND AMORTIZATION	$46,759	$-	$-	$46,759
CAPITAL EXPENDITURE	$5,036	$-	$-	$5,036

Year Ended December 31, 2023
REVENUE	$824,098	$45,837	$-	$869,935

GROSS PROFIT	$660,399	$36,588	$-	$696,987

NET LOSS FROM CONTINUING OPERATIONS	$(1,532,533)	$(402,500)	$(5,913,347)	$(7,848,380)

DEPRECIATION AND AMORTIZATION	$45,782	$-	$-	$45,782
CAPITAL EXPENDITURE	$970	$-	$-	$970

Year Ended December 31, 2022
REVENUE	$696,668	$376,683	$-	$1,073,351

GROSS PROFIT	$542,167	$300,100	$-	$842,267

NET LOSS FROM CONTINUING OPERATIONS	$(2,850,985)	$(623,782)	$(2,189,612)	$(5,664,379)

DEPRECIATION AND AMORTIZATION	$66,428	$-	$-	$66,428
CAPITAL EXPENDITURE	$3,792	$-	$-	$3,792

As of December 31, 2024
TOTAL ASSETS	$6,488,002	$1,619,121	$57,799,734	$65,906,857
As of December 31, 2023
TOTAL ASSETS	$7,586,067	$325,115	$149,076,038	$156,987,220